Digital Assets - Schedule of Balance of the Company’s Digital Assets (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Balance of the Company’s Digital Assets [Line Items]
Cost Basis	$ 136,900	$ 157,111
Fair Value	$ 97,323	$ 149,289
Bitcoin [Member]
Schedule of Balance of the Company’s Digital Assets [Line Items]
Quantity	1,617	1,543
Cost Basis	$ 133,431	$ 143,237
Fair Value	$ 94,169	$ 135,543
USDT [Member]
Schedule of Balance of the Company’s Digital Assets [Line Items]
Quantity	2,394,300	3,490,107
Cost Basis	$ 2,394	$ 3,490
Fair Value	$ 2,389	$ 3,487
USDC [Member]
Schedule of Balance of the Company’s Digital Assets [Line Items]
Quantity	320,794	9,459,635
Cost Basis	$ 321	$ 9,460
Fair Value	$ 321	$ 9,459
Others [Member]
Schedule of Balance of the Company’s Digital Assets [Line Items]
Quantity	14,870	41,722
Cost Basis	$ 754	$ 924
Fair Value	$ 444	$ 800